SUPPLEMENTAL CASH FLOW DISCLOSURE - Depreciation and Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 2,901,945	$ 1,419,804	$ 6,894,309	$ 3,443,727
Depreciation – right-of-use assets	2,392,623	859,812	5,678,477	2,573,150
Amortization – intangible assets	1,945,520	766,872	5,142,318	1,752,037
Depreciation and amortization	$ 7,240,088	$ 3,046,488	$ 17,715,104	$ 7,768,914